Supplementary cash flow information - Financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash used in financing activities excluding equity
Repayment of debt assumed in business acquisitions	$ (47,953)	$ (162,146)
Settlement of derivative financial instruments	0	38,943
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	143,914	110,778
Long-term debt
Financing activities
Balance, beginning of year	2,688,308	3,100,321
Cash used in financing activities excluding equity
Increase of long-term debt	923,922	747,073
Repayment of long-term debt and lease liabilities	0	(1,154,878)
Repayment of debt assumed in business acquisitions	(47,953)	(162,146)
Settlement of derivative financial instruments	0	0
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	0	0
Additions through business acquisitions (Note 27)	58,376	162,146
Changes in foreign currency exchange rates	13,623	(6,715)
Other	1,559	2,507
Balance, end of year	3,637,835	2,688,308
Derivative financial instruments to hedge long-term debt
Financing activities
Balance, beginning of year	9,500	(97,575)
Cash used in financing activities excluding equity
Increase of long-term debt	0	0
Repayment of long-term debt and lease liabilities	0	0
Repayment of debt assumed in business acquisitions	0	0
Settlement of derivative financial instruments	0	38,943
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	0	0
Additions through business acquisitions (Note 27)	0	0
Changes in foreign currency exchange rates	128,285	68,132
Other	0	0
Balance, end of year	137,785	9,500
Lease liabilities
Financing activities
Balance, beginning of year	620,095	641,963
Cash used in financing activities excluding equity
Increase of long-term debt	0	0
Repayment of long-term debt and lease liabilities	(177,465)	(146,762)
Repayment of debt assumed in business acquisitions	0	0
Settlement of derivative financial instruments	0	0
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	144,967	110,778
Additions through business acquisitions (Note 27)	69,771	2,341
Changes in foreign currency exchange rates	32,319	18,914
Other	3,797	(7,139)
Balance, end of year	$ 693,484	$ 620,095